Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Total derivative assets
Derivative assets, fair value	$ 1,852	$ 11,664
Total derivative liabilities
Derivative liabilities, fair value	200,014	97,066
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	2,644,500	2,442,000
Derivative assets, fair value	1,124	3,727
Not Designated as Hedging Instrument | Interest rate swaps
Total derivative liabilities
Derivative liabilities, notional amount	300,000	0
Derivative liabilities, fair value	16,652	0
Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	400,000	400,000
Derivative assets, fair value	728	6,359
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	0	488,616
Derivative assets, fair value	0	1,578
Total derivative liabilities
Derivative liabilities, notional amount	3,602,217	3,776,000
Derivative liabilities, fair value	$ 183,362	$ 97,066